Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022
Financial Instruments [Line Items]
Total exchange gain or (loss)	$ 78,178	$ 1,079,191	$ (105,098)
Market interest rate	1.00%
Increase in the cash outflow	$ 134,491	99,943	143,745
Contract assets	34,213,379	725,441		$ 1,639,893
Cash and cash equivalents and financial assets at amortized cost	46,777,772	29,867,564
Increase in credit losses	12,153,098		$ 404,210
Other receivables and guarantee deposits	107,228	648,617
Accounts receivable [Member]
Financial Instruments [Line Items]
Increase in credit losses	7,600,000
Credit risk [member]
Financial Instruments [Line Items]
Other receivables and guarantee deposits	$ 613,544	$ 869,619